Financial Risk Management (Details 6) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Assets
Financial assets, at fair value	$ 593	$ 2,921
Liabilities
Financial liabilities, at fair value	3,600	5,440
Level 1 [Member]
Assets
Financial assets, at fair value	0	0
Liabilities
Financial liabilities, at fair value	0	0
Level 2 [Member]
Assets
Financial assets, at fair value	573	2,899
Liabilities
Financial liabilities, at fair value	3,122	1,211
Level 3 [Member]
Assets
Financial assets, at fair value	20	22
Liabilities
Financial liabilities, at fair value	478	4,229
Derivative financial instruments [Member]
Assets
Financial assets, at fair value	573	2,899
Liabilities
Financial liabilities, at fair value	3,122	1,211
Derivative financial instruments [Member] | Level 1 [Member]
Assets
Financial assets, at fair value	0	0
Liabilities
Financial liabilities, at fair value	0	0
Derivative financial instruments [Member] | Level 2 [Member]
Assets
Financial assets, at fair value	573	2,899
Liabilities
Financial liabilities, at fair value	3,122	1,211
Derivative financial instruments [Member] | Level 3 [Member]
Assets
Financial assets, at fair value	0	0
Liabilities
Financial liabilities, at fair value	0	0
Other investments [Member]
Assets
Financial assets, at fair value	20	22
Other investments [Member] | Level 1 [Member]
Assets
Financial assets, at fair value	0	0
Other investments [Member] | Level 2 [Member]
Assets
Financial assets, at fair value	0	0
Other investments [Member] | Level 3 [Member]
Assets
Financial assets, at fair value	20	22
Earnout provision [Member]
Liabilities
Financial liabilities, at fair value	478	4,229
Earnout provision [Member] | Level 1 [Member]
Liabilities
Financial liabilities, at fair value	0	0
Earnout provision [Member] | Level 2 [Member]
Liabilities
Financial liabilities, at fair value	0	0
Earnout provision [Member] | Level 3 [Member]
Liabilities
Financial liabilities, at fair value	$ 478	$ 4,229